UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2011

(Unaudited)

PNC Advantage Institutional Money Market Funds

PNC ADVANTAGE FUNDS

PNC ADVANTAGE FUNDS SEMI - ANNUAL REPORT PNC Advantage Institutional Government Money Market Fund PNC Advantage Institutional Money Market Fund PNC Advantage Institutional Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Advantage Institutional Government Money Market Fund, the PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

PNC Capital Advisors, LLC (PCA), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Advantage Funds and receives fees for its services. PNC Advantage Funds are distributed by Professional Funds Distributor LLC (PFD), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PCA and is not a bank.

©2012 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PNC Advantage Funds

MESSAGE FROM THE CHAIRMAN

JANUARY 2012

Dear Shareholders:

We are pleased to provide you with important information about your investments in PNC Advantage Funds, as well as a review of financial markets and events shaping global markets. As of November 30, 2011, total assets of PNC Advantage Funds remained at $1.2 billion, relatively unchanged from May 31, 2011.

The Board of Trustees recently elected Stephen M. Todd as a Trustee of PNC Funds. We are pleased to welcome Steve, whose accounting and business experience will be valuable to management, the Board and the shareholders we serve.

We encourage investors who have questions about their investments to call Shareholder Services at (800)-364-4890 or visit pncfunds.com.

Thank you for investing with PNC Advantage Funds and best wishes for a happy and healthy new year.

Sincerely,

John G. Drosdick

Chairman

PNC Advantage Funds

A MESSAGE FROM THE PRESIDENT

“The U.S. economy remained relatively soft...”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2011

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Advantage Funds as of November 30, 2011.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income and equity mutual funds, PNC Capital Advisors, LLC may help you and your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets over the six months ended November 30, 2011, especially given the extreme volatility experienced during the semi-annual period.

Economic Review

The U.S. economy remained relatively soft during the semi-annual period. Real Gross Domestic Product (“GDP”) had increased 1.9% in the first quarter of 2011 but then decelerated to 1.3% in the second quarter of 2011 before bouncing back somewhat to an estimated 2.0% in the third quarter of 2011. According to the Survey of Professional Forecasters by the Federal Reserve Bank of Philadelphia, real GDP is expected to grow at an annualized rate of 2.6% in the fourth quarter of 2011.

As the semi-annual period began in June 2011, U.S. consumers continued to struggle with high unemployment and underemployment, and home prices had yet to recover. Though consumer spending had increased 2.7% in real terms year over year, many believed that future spending may be hindered without significant gains in employment growth. The Federal Reserve’s (“the Fed’s”) second round of quantitative easing, popularly known as QE2, expired as scheduled at the end of June 2011.

During the third calendar quarter, economic data started rocky and got worse, as reports in July showing some softness began a tidal wave of questions concerning the strength of economic growth. Interestingly, as evidenced by third quarter GDP, survey results were considerably weaker than hard economic data — an indicator, perhaps, that sentiment was worse than reality. Still, while home prices stabilized somewhat, unemployment stubbornly stuck above 9%. Also, economic weakness, combined with growing European sovereign debt concerns, caused many consumers and corporations to pull back on spending. Consumer spending grew only 0.2% in August, after averaging 2.1% growth in the first quarter of the year. August also marked the first month in two years that personal income fell. Capital spending and reinvestment were at extremely low levels, and cash on corporate balance sheets remained at all-time highs.

In October and November, the U.S. economy continued to grind along as consumers and corporations alike awaited the outcome of both the U.S. Congressional Supercommittee on fiscal reform and the continuing European sovereign debt crisis. In part due to the uncertainty surrounding these major market factors, the U.S. personal savings rate increased in October, reversing a trend over the several months prior when spending growth had outpaced income growth. On its November 23 deadline, the 12-member Supercommittee, tasked with cutting $1.2 trillion from the U.S. deficit, failed to agree. Thus, discretionary spending cuts of $1.2 trillion are mandated beginning in 2013. The situation in Europe remained a major unknown at the end of November.

Greece moved to elect a new leader and approve another debt restructuring package. Italy’s Prime Minister Berlusconi resigned after the passage of additional austerity measures.

Money Markets

With the Fed maintaining the targeted federal funds rate near zero throughout the semi-annual period, yields in the taxable and tax-exempt money markets remained at low levels. Also impacting the money markets during the semi-annual period was an increase in demand and a contraction in supply. Supply contracted in part due to the Federal Deposit Insurance Corporation (FDIC) altering, as in April 2011, its fee formula charged to commercial banks. As banks were required to maintain more capital, they were prevented from lending collateral via repurchase agreements. Also, political gridlock in the U.S. Congress caused the U.S. Treasury Department to eliminate issuance of Supplemental Financing Program bills in June ahead of the August deadline to increase the nation’s debt ceiling. On the demand side, as was the case for longer-term U.S. Treasuries, heightened uncertainty surrounding the sovereign debt crisis in Europe drove investors to seek the relative safety of money market instruments. As U.S. Treasury yields declined, so, too, did money market yields.

Fixed Income

The semi-annual period was one wherein concerns about a softening U.S. economic picture, lower commodity prices, heightened anxiety about European sovereign debt and expectations for a third round of quantitative easing overrode low interest rates to drive a dramatic decline in risk appetite. Investors appeared skeptical about the effectiveness of monetary and fiscal stimulus. U.S. fixed income securities, then, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained ground for the six months ended November 30, 2011, significantly outperforming the equity market. In particular, investors fled to U.S. Treasuries, and thus the yields on U.S. Treasuries moved lower across the yield curve, or spectrum of maturities. (Remember, there is typically an inverse relationship between yields, or interest rates, and bond prices.) Indeed, for the semi-annual period overall, two-year Treasury yields fell 20 basis points (a basis point is 1/100th of a percentage point) to 0.25%, and 10-year Treasury yields dropped 97 basis points to 2.08%. Long-term Treasury yields declined 116 basis points to 3.06%. It is interesting to note that Standard & Poor’s downgrade of the U.S. credit rating from AAA to AA+ in an unprecedented move in early August could scarcely be detected in an examination of U.S. Treasury rates, which continued to fall through the remainder of the third calendar quarter before increasing just slightly in October and November.

Throughout the semi-annual period, the Fed left the targeted federal funds rate unchanged at a range of 0% to 0.25%. In an effort to calm the markets, the Fed announced in August 2011 that it would maintain short-term interest rates near zero through at least mid-2013. It was the first time in history that the Fed had pegged its “exceptionally low” rates to a specific date. In September, Operation Twist, mentioned below, dominated domestic monetary policy.

Virtually all of the major non-Treasury fixed income sectors underperformed U.S. Treasuries during the semi-annual period, as the unprecedented downgrade of U.S. sovereign debt, along with a declining risk appetite overall, kept investors defensive.

The tax-exempt bond market overall outperformed the taxable fixed income market during the semi-annual period, though performance was segmented. From the start of the semi-annual

“...heightened uncertainty

surrounding the

sovereign debt crisis in

Europe drove investors

to seek the relative

safety of money market

instruments.”

Commentary provided by PNC

Capital Advisors, LLC as of

November 30, 2011

PNC Advantage Funds

A MESSAGE FROM THE PRESIDENT

“...the Fed announced in August 2011 that it would maintain short- term interest rates near zero through at least mid-2013.”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2011

period through September, the tax-exempt bond market enjoyed a rally. As widely anticipated, issuance of tax-exempt municipal bonds dropped significantly due to the expiration of the Build America Bond program at the end of December 2010. Also, while state and local governments still were under pressure, many emerged in the spring of 2011 with either balanced budgets or budget plans that signaled fiscal improvement. Further, renewed concerns about European sovereign debt contagion and tepid U.S. economic data led to fears of a double dip in the economy. Just as the consequent flight to quality drove U.S. Treasury yields lower, yields on municipal bonds declined materially as well. Finally, voices from many corners of the marketplace refuted the assertions made by banking industry analyst Meredith Whitney on “60 Minutes” the prior winter. With the Fed continuing to hold short-term interest rates at near-zero levels, investors seeking yield took note that municipal bonds continued to produce attractive taxable equivalent yields relative to other fixed income sectors. Following the extended rally, the municipal bond market then experienced a modest correction in October and November. Tax-exempt bond supply increased in these two months as issuers sought to take advantage of low interest rates to refund debt for cost savings or to initiate new capital projects. Yields at the long-term end of the municipal bond yield curve rose by approximately 30 basis points from the end of September through the end of November.

Equities

Amidst uncertain and generally disappointing economic data, virtually all of the major U.S. equity indices generated negative returns during the six months ended November 30, 2011. The semi-annual period was marked by dramatic volatility.

As the semi-annual period began in June 2011, the U.S. equity market struggled. Economic data had weakened, concerns about Greece’s sovereign debt crisis resurfaced, and there was great uncertainty about the impact of the expiration of the Fed’s quantitative easing program at the end of the month. In the final week of June, however, investors seemed comforted by news of an austerity plan to help alleviate Greece’s debt problems, leading stocks, in turn, to rally strongly. The third calendar quarter of 2011 was the worst quarter for U.S. equities since the first quarter of 2009, as increasing concern and skepticism over the economy and the prospect of contagion from peripheral European sovereign debt crises dominated. Volatility accelerated, and a flight to quality ensued with investors showing significant risk aversion. In August, following weeks of political gridlock over raising the U.S. debt ceiling to avoid default, Standard & Poor’s downgraded U.S. debt one notch from AAA to AA+ for the first time in history, sending a shock through the investment markets. Markets were further shaken toward the end of September when the Fed announced what was dubbed Operation Twist. OperationTwist is a plan to purchase longer-term Treasury securities and sell shorter-term Treasury securities in an effort to keep long-term interest rates low and thereby spur spending and investment by consumers and businesses alike. U.S. equities rallied back strongly in October on hopes of a plan for Europe’s sovereign debt crisis and better prospects for the global economy before falling back again, albeit modestly, in November.

Interestingly, the fundamentals that traditionally drive equities held up well overall, as corporate profit growth continued to show strength throughout the semi-annual period, and most companies exceeded earnings expectations. Indeed, even in the challenging third calendar quarter, corporate earnings were up 22% year over year, and margins continued to improve. Still, the percentage of companies beating estimates fell, and investors appeared to be more concerned with the near term future, as consensus expectations were considered by some to be too optimistic given the moderating economic backdrop. Corporations were sitting on record levels of cash, leading investors to demand cash be paid out in the form of dividends.

For the semi-annual period as a whole, all U.S. equity segments declined, but large-cap stocks within the U.S. equity market declined least, followed by mid-cap stocks and then small-cap stocks. Growth stocks outperformed value stocks across the capitalization spectrum. (All as measured by the Russell Investments indices).

Developed and emerging international equity markets overall, as measured by the MSCI EAFE® Index and the MSCI Emerging Markets Index, respectively, declined more steeply than U.S. stocks, as heightened concerns over Europe’s sovereign debt crisis, U.S. political gridlock and a global economic slowdown weighed particularly heavily on international developed and emerging equity market performance.

Our View Ahead

At the end of November 2011, our view was that the U.S. economy would continue in a slow growth environment until the major headwinds of the European sovereign debt crisis and the U.S. budget debate preceding the presidential elections abate. We expect that housing and unemployment will improve slowly, but this recovery process will be over an extended time period. We also recognize that there are alternative scenarios. On the bullish side, the European crisis could resolve quickly with the establishment of a liquidity pool for member nations of the European Union to refinance debt at lower rates, but not write off debt. Such a liquidity pool would allow indebted member nations to slowly unwind debt burdens at more normalized rates. This would also lead to a scenario more positive than our base case. The second alternative would be a more bearish scenario, wherein an unexpected event derails or exacerbates the European solution, and with the U.S. Congressional Supercommittee having failed to agree on a deficit reduction plan, Congress does not enact fiscal reform. This could pressure markets, particularly in the absence of more company-specific fundamentals.

Looking forward for U.S. equities, then, we believe the markets will continue to plod higher. That said, despite strong earnings, margins and revenue results during the semi-annual period ended November 30, 2011, analysts and companies continue to drive expectations for 2012 earnings, revenues and margins lower, perhaps because there is little upside optimism given the gloomy state of news regarding Europe. We believe future earnings consensus takes into account a slow growth world, but we are certainly, in our view, far from an earnings bubble and the risk at the end of November was, we believe, to the upside.

As for the fixed income market, we see no data suggesting short-term interest rates will move higher in the near term, or for at least the next 12 months. Operation Twist dramatically reduced rates at the long-term end of the U.S. Treasury yield curve. In our view, U.S. Treasury yields reflected a flight to safety related to the European sovereign debt crisis rather than fears of a deep and prolonged U.S. recession. Once these pressures ease, we would expect rates to move higher. At the same time, however, near-term volatility will likely remain until such exogenous factors are resolved.

“...increasing concern

and skepticism over the

economy and the

prospect of contagion

from peripheral European

sovereign debt crises

dominated.”

Commentary provided by PNC

Capital Advisors, LLC as of

November 30, 2011

PNC Advantage Funds

A MESSAGE FROM THE PRESIDENT

“...this recovery process will be over an extended time period.”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2011

One last important point — while we expect volatility to continue to be at high levels within both equity and fixed income markets, at least in the short term, and while some investors have concerns that the culmination of numerous macro headwinds will combine to cause another unified global recession, we do not believe this is a repeat of 2008. Corporations and consumers have stronger balance sheets and the U.S. financial system is considerably better capitalized than three years ago. Market reactions today are rooted in risk aversion and investor fear. As these issues are resolved, we expect markets to normalize. We continue to believe that patient investors — in both the equity and fixed income markets — will be rewarded.

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach. We also commend you for being a part of PNC Advantage Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Advantage Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Advantage Funds’ trading intent.

PNC Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

The table below presents portfolio holdings as of November 30, 2011 as a percentage of total investments.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	–	36.3%	–
Repurchase Agreements		16.1	61.2%
Municipal Securities	–	13.1	–
Certificates of Deposit	–	9.4	–
Asset Backed Commercial Paper	53.2%	9.4	–
U.S. Treasury Obligations	0.5	5.1	33.2
Affiliated Money Market Fund	–	3.4	–
U.S. Government Agency Obligations	37.6	2.6	–
Bank Note	–	2.1	–
Funding Agreement	–	1.2	–
Corporate Bonds	–	1.1	–
Asset Backed Securities	–	0.2	–
Money Market Fund	8.7	–	5.6
	100.0%	100.0%	100.0%

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2011 to November 30, 2011).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/11	Ending Account Value 11/30/11	Annualized Expense Ratio*,**	Expenses Paid During Period***
	Institutional Government Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.10	0.08%	$0.40
Advisor Class	1,000.00	1,000.11	0.09	0.44
Hypothetical****
Institutional Class	1,000.00	1,024.60	0.08	0.40
Advisor Class	1,000.00	1,024.57	0.09	0.44

PNC Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

	Beginning Account Value 06/01/11	Ending Account Value 11/30/11	Annualized Expense Ratio*,**	Expenses Paid During Period***
	Institutional Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.24	0.12%	$0.60
Advisor Class	1,000.00	1,000.24	0.12	0.60
Hypothetical****
Institutional Class	1,000.00	1,024.41	0.12	0.60
Advisor Class	1,000.00	1,024.40	0.12	0.61
	Institutional Treasury Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.06	0.04%	$0.22
Advisor Class	1,000.00	1,000.06	0.04	0.22
Service Class	1,000.00	1,000.06	0.04	0.22
Hypothetical****
Institutional Class	1,000.00	1,024.79	0.04	0.22
Advisor Class	1,000.00	1,024.79	0.04	0.22
Service Class	1,000.00	1,024.79	0.04	0.22
*	See Note 3 in Notes to Financial Statements.
**	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2011 to November 30, 2011).
***	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
****	Assumes annual return of 5% before expenses.

THIS PAGE INTENTIONALLY LEFT BLANK

PNC Advantage Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2011 and For the Years Ended May 31, unless otherwise indicated

	Institutional Government Money Market Fund
	Institutional Class			Advisor Class
	2011*	2011	2010(1)	2011*	2011(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income†	– **	– **	– **	– **	– **
Realized and Unrealized Gain (Loss) on Investments	– **	– **	–	– **	– **
Total from Investment Operations	–	–	–	–	–
Dividends from Net Investment Income	– **	– **	– **	– **	– **
Distributions from Net Realized Capital Gains	–	–	–	–	–
Total Distributions	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.06%	0.03%	0.01%	0.02%
Ratios/Supplemental Data
Net Assets End of Period (000)	$108,453	$61,615	$15,005	$1,008	$179
Ratio of Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.05%	0.05%	0.01%	0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.31%	0.53%	0.61%	0.27%	0.47%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.21)%	(0.38)%	(0.45)%	(0.17)%	(0.34)%

*	For the six months ended November 30, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)

Commencement of operations of the Advisor and Service Shares for the Institutional Government Money Market Fund was October 1, 2009. Advisor Shares were first sold (excluding seed capital) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized. At November 30, 2011, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

See	Notes to Financial Statements.

	Institutional Money Market Fund(1)
	Institutional Class						Advisor Class(2)
	2011*	2011	2010	2009	2008	2007	2011*	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income†	– **	– **	– **	0.01	0.04	0.05	– **	– **	– **	0.01	0.04	0.04
Realized and Unrealized Gain (Loss) on Investments	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **	– **
Total from Investment Operations	–	–	–	0.01	0.04	0.05	–	–	–	0.01	0.04	0.04
Dividends from Net Investment Income	– **	– **	– **	(0.01)	(0.04)	(0.05)	– **	– **	– **	(0.01)	(0.04)	(0.04)
Distributions from Net Realized Capital Gains	–	–	–	–	–	–	–	–	–	–	–	–
Total Distributions	–	–	–	(0.01)	(0.04)	(0.05)	–	–	–	(0.01)	(0.04)	(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%	0.07%	0.12%	1.46%	4.43%	5.32%	0.02%	0.07%	0.10%	1.41%	4.38%	3.68%
Ratios/Supplemental Data
Net Assets End of Period (000)	$812,901	$932,972	$864,478	$2,406,236	$2,289,971	$2,112,795	$136,199	$145,296	$35,123	$206,979	$266,866	$529
Ratio of Expenses to Average Net Assets(3)	0.12%	0.19%	0.19%	0.19%	0.16%	0.15%	0.12%	0.19%	0.21%	0.24%	0.21%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.06%	0.14%	1.41%	4.32%	5.19%	0.05%	0.06%	0.10%	1.45%	4.27%	5.14%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.22%	0.22%	0.22%	0.21%	0.18%	0.18%	0.22%	0.22%	0.26%	0.26%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.05)%	0.03%	0.11%	1.39%	4.30%	5.16%	(0.05)%	0.02%	0.05%	1.43%	4.25%	5.11%

*	For the six months ended November 30, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations for the Service Class for the Institutional Money Market Fund was October 1, 2009. At November 30, 2011, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period, therefore, no information is presented.

(2)	Advisor Shares are available to individual and institutional investors through a financial intermediary.
(3)

The Board approved the participation by the Institutional Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Institutional Money Market Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008.

See Notes to Financial Statements.

PNC Advantage Funds	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2011 and For the Years Ended May 31, unless otherwise indicated
FINANCIAL HIGHLIGHTS (Unaudited)

	Institutional Treasury Money Market Fund
	Institutional Shares			Advisor Shares		Service Shares
	2011*	2011	2010(2)	2011*	2011(1)	2011*	2011(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income†	– **	– **	– **	– **	– **	– **	– **
Realized and Unrealized Gain (Loss) on Investments	– **	– **	– **	– **	– **	– **	– **
Total from Investment Operations	–	–	–	–	–	–	–
Dividends from Net Investment Income	– **	– **	– **	– **	– **	– **	– **
Distributions from Net Realized Capital Gains	–	–	–	–	–	–	–
Total Distributions	–	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.03%	0.01%	0.01%	0.00%	0.01%	0.03%
Ratios/Supplemental Data
Net Assets End of Period (000)	$86,118	$36,398	$15,090	$2,946	$2,547	$2,509	$4,192
Ratio of Expenses to Average Net Assets	0.04%	0.10%	0.08%	0.04%	0.07%	0.04%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.33%	0.49%	0.61%	0.35%	0.53%	0.37%	0.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.28)%	(0.38)%	(0.52)%	(0.30)%	(0.45)%	(0.31)%	(0.50)%

*	For the six months ended November 30, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations of the Advisor and Service Shares for the Advantage Institutional Treasury Money Market Fund was October 1, 2009. Advisor Shares were first sold (excluding seed capital) on March 16, 2011. Service Shares were first sold (excluding seed capital) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.6%
Federal Farm Credit Bank — 14.2%
Federal Farm Credit Bank
0.875%, 12/09/11	$1,000	$1,000
0.240%, 06/13/12	900	901
Federal Farm Credit Bank (FRN)
0.227%, 01/23/12	800	800
0.278%, 04/12/12	900	900
0.181%, 04/12/12	1,000	1,000
0.500%, 05/02/12	1,450	1,452
0.111%, 05/14/12	900	900
0.205%, 05/23/12	1,000	1,000
0.200%, 06/04/12	600	600
0.185%, 06/19/12	600	600
0.270%, 07/13/12	1,000	1,001
0.230%, 07/16/12	675	675
0.131%, 07/27/12	500	500
0.230%, 08/17/12	600	600
0.268%, 09/07/12	1,000	1,001
0.285%, 09/20/12	1,630	1,631
0.268%, 10/12/12	1,000	1,001

		15,562

Federal Home Loan Bank — 7.1%
Federal Home Loan Bank
0.090%, 01/23/12	700	700
2.250%, 04/13/12	700	705
1.125%, 05/18/12	900	904
5.375%, 06/08/12	1,300	1,336
0.250%, 07/20/12	1,000	1,001
0.220%, 09/12/12	450	450
Federal Home Loan Bank (DN) 0.150%, 05/16/12	700	699
Federal Home Loan Bank (FRN)
0.180%, 01/24/12	600	600
0.278%, 01/30/12	320	320
0.207%, 10/26/12	1,000	1,000

		7,715

Federal Home Loan Mortgage Corporation — 5.8%
Federal Home Loan Mortgage Corporation
2.125%, 03/23/12	600	604
1.750%, 06/15/12	670	676
1.125%, 07/27/12	1,100	1,107
Federal Home Loan Mortgage Corporation (DN)
0.070%, 01/30/12	1,100	1,100
0.060%, 02/14/12	500	500
0.090%, 04/02/12	900	900
Federal Home Loan Mortgage Corporation (FRN)
0.168%, 01/11/12	200	200
0.228%, 05/11/12	200	200
Federal Home Loan Mortgage Corporation (FRN) (MTN) 0.165%, 02/02/12	1,085	1,085

		6,372

Federal National Mortgage Association — 10.5%
Federal National Mortgage Association
5.000%, 02/16/12	900	909
1.080%, 03/30/12	900	903
1.250%, 06/22/12	850	855
1.125%, 07/30/12	600	603
0.625%, 09/24/12	1,100	1,104

	Par (000)	Value (000)

Federal National Mortgage Association (DN)
0.110%, 12/19/11	$1,300	$1,300
0.060%, 01/11/12	1,650	1,650
0.070%, 01/25/12	900	900
0.070%, 03/05/12	500	500
0.075%, 05/02/12	1,000	1,000
Federal National Mortgage Association (FRN)
0.247%, 07/26/12	300	300
0.277%, 08/23/12	350	350
0.310%, 09/13/12	780	781
0.282%, 09/17/12	320	320

		11,475

Total U.S. Government Agency Obligations (Cost $41,124)		41,124

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Note — 0.4%
1.000%, 03/31/12	500	501

Total U.S. Treasury Obligation (Cost $501)		501

	Number of Shares
MONEY MARKET FUND — 8.7%
AIM Government & Agency Portfolio	9,500,107	9,500

Total Money Market Fund (Cost $9,500)		9,500

	Par (000)
REPURCHASE AGREEMENTS — 53.2%

Deutsche Bank Securities, Inc.

0.140% (dated 11/30/11, due 12/01/11,repurchase price $20,000,078, collateralized by Federal National Mortgage Association Bond, 5.500%, due 07/01/41, total value $20,400,000)	$20,000	20,000

Merrill Lynch Pierce Fenner and Smith, Inc.

0.130% (dated 11/30/11, due 12/01/11,repurchase price $19,000,069, collateralized by Federal National Mortgage Association Bonds, 3.500% to 4.000%, due 05/01/26 to 11/01/41,total value $19,380,000)	19,000	19,000

UBS Securities LLC

0.140% (dated 11/30/11, due 12/01/11,repurchase price $19,243,075, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.459% to 7.000%, due 10/01/13 to 10/01/41, total value $19,627,861)	19,243	19,243

Total Repurchase Agreements (Cost $58,243)		58,243

See Notes to Financial Statements.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

Value (000)

TOTAL INVESTMENTS — 99.9% (Cost $109,368)*	$109,368
Other Assets & Liabilities — 0.1%	92
TOTAL NET ASSETS — 100.0%	$109,460

* Also cost for Federal income tax purposes.

  Please see Investment Abbreviations and Definitions on Page 20.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2011 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at November 30, 2011 (000)
Money Market Fund	$9,500	$ –	$–	$ 9,500
Repurchase Agreements	–	58,243	–	58,243
U.S. Government Agency Obligations	–	41,124	–	41,124
U.S. Treasury Obligation	–	501	–	501

Total Assets – Investments in Securities	$9,500	$99,868	$–	$109,368

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 0.2%
Automotive — 0.2%
Hyundai Auto Lease Securitization Trust, Series 2011-A, Cl A1 0.307%, 08/15/12	$1,694	$1,694
Hyundai Auto Receivables Trust, Series 2011-B, Cl A1 0.248%, 05/15/12	236	236

		1,930

Total Asset Backed Securities (Cost $1,930)		1,930

BANK NOTE — 2.1%
Banks — 2.1%
Goldman Sachs Promissory Note 0.530%, 01/30/12 (A)	20,000	20,000

Total Bank Note (Cost $20,000)		20,000

CERTIFICATES OF DEPOSIT — 9.5%
Banks — 3.6%
Branch Banking & Trust
0.110%, 12/15/11	10,000	10,000
0.200%, 01/26/12	8,000	8,000
Commonwealth Bank of Australia
0.398%, 06/22/12	8,000	8,000
Nordea Bank Finland NY
0.350%, 01/11/12	8,000	8,000

		34,000

Yankee — 5.9%
Bank of Montreal CHI
0.170%, 01/11/12	6,000	6,000
0.440%, 05/22/12	9,000	9,000
Canadian Imperial Bank of Commerce NY (FRN)
0.633%, 02/06/12	2,000	2,002
Credit Suisse NY
0.500%, 02/27/12	8,500	8,500
Deutsche Bank NY
0.170%, 12/15/11	9,000	9,000
Svenska Handelsbanken NY
0.365%, 01/19/12	10,000	10,000
0.390%, 02/06/12	6,000	6,000
Westpac Banking NY
0.350%, 02/13/12	5,500	5,500

		56,002

Total Certificates of Deposit (Cost $90,002)		90,002

ASSET BACKED COMMERCIAL PAPER† — 9.5%
Financial Services — 9.5%
Alpine Securitization
0.160%, 12/12/11	6,500	6,500
0.230%, 01/04/12	3,000	2,999
Chariot Funding LLC
0.170%, 12/13/11	8,000	7,999
0.180%, 12/13/11	3,050	3,050
0.180%, 12/15/11	5,000	5,000

	Par (000)	Value (000)

Fairway Finance LLC
0.190%, 01/25/12	$4,500	$4,499
Gemini Securitization LLC
0.150%, 12/05/11	3,400	3,400
Jupiter Securitization LLC
0.170%, 12/01/11	3,600	3,600
Liberty Street Funding LLC
0.150%, 12/01/11	7,000	7,000
0.180%, 12/15/11	2,000	2,000
Sheffield Receivables
0.200%, 12/16/11	1,800	1,800
0.250%, 01/05/12	8,000	7,998
Straight-A Funding LLC
0.190%, 01/10/12	19,000	18,996
Variable Funding Capital
0.200%, 12/08/11	5,000	5,000
0.150%, 01/10/12	3,000	2,999
0.150%, 01/12/12	7,000	6,999

		89,839

Total Asset Backed Commercial Paper (Cost $89,839)		89,839

COMMERCIAL PAPER† — 36.4%
Automotive — 0.3%
Ford Credit Auto Lease Trust, Series 2011-B, Cl A1 0.480%, 11/15/12	3,205	3,205

Banks — 21.1%
Australia & New Zealand Banking Group 0.260%, 01/10/12	11,000	10,997
0.450%, 04/05/12	5,000	4,992
Bank of Montreal
0.245%, 01/09/12	11,300	11,297
Bank of Nova Scotia
0.270%, 02/03/12	5,000	4,998
Barclays US Funding LLC
0.160%, 12/12/11	7,000	7,000
0.260%, 01/17/12	4,500	4,498
Canadian Imperial Holding
0.370%, 05/03/12	8,000	7,987
Commonwealth Bank of Australia
0.330%, 02/13/12	10,000	9,993
Credit Suisse NY
0.290%, 12/06/11	5,000	5,000
0.420%, 01/24/12	6,000	6,000
Deutsche Bank NY
0.330%, 12/08/11	7,000	7,000
DnB NOR ASA
0.280%, 12/20/11	3,000	2,999
0.320%, 01/09/12	8,000	7,997
0.360%, 01/17/12	5,000	4,998
0.360%, 01/17/12	5,000	4,998
HSBC USA
0.230%, 01/23/12	13,000	12,995
0.250%, 01/30/12	4,000	3,998
National Australia Funding
0.230%, 12/09/11	3,000	3,000
0.250%, 12/15/11	5,000	5,000
0.310%, 01/09/12	5,500	5,498
0.280%, 01/27/12	4,500	4,498

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
Nordea North America
0.220%, 12/01/11	$4,000	$4,000
0.310%, 01/17/12	2,000	1,999
0.360%, 01/18/12	2,000	1,999
Rabobank USA Financial
0.350%, 01/11/12	8,000	7,997
0.420%, 02/29/12	2,000	1,998
Royal Bank of Canada
0.220%, 01/09/12	11,000	10,997
Toronto Dominion Holdings USA
0.100%, 12/20/11	3,000	3,000
0.210%, 12/30/11	8,000	7,999
0.380%, 05/03/12	8,000	7,987
UOB Funding LLC
0.340%, 01/03/12	9,000	8,997
Westpac Banking
0.310%, 03/01/12	8,000	7,994

		200,710

Financial Services — 8.0%
American Honda Finance
0.220%, 01/18/12	2,600	2,599
0.270%, 02/08/12	16,000	15,992
General Electric Capital Services
0.290%, 03/14/12	9,000	8,992
PACCAR Financial
0.160%, 12/02/11	6,000	6,000
0.180%, 01/13/12	1,800	1,800
0.170%, 02/14/12	4,500	4,498
Toyota Motor Credit
0.140%, 12/06/11	2,000	2,000
0.250%, 01/11/12	8,000	7,998
0.200%, 01/23/12	5,000	4,998
0.200%, 02/27/12	4,500	4,498
UBS Finance Delaware
0.150%, 12/16/11	8,500	8,499
0.100%, 12/21/11	8,000	8,000

		75,874

Food, Beverage & Tobacco — 1.7%
Coca-Cola
0.110%, 12/21/11	1,850	1,850
0.180%, 02/01/12	9,000	8,997
0.160%, 03/07/12	5,000	4,998

		15,845

Healthcare — 1.0%
Catholic Health Initiatives
0.280%, 01/12/12	1,650	1,650
0.250%, 03/27/12	2,900	2,900
Sanofi Aventis
0.140%, 02/14/12	5,000	4,999

		9,549

Insurance — 2.2%
Metlife Funding Short Term Funding
0.250%, 12/20/11	18,000	17,998
New York Life Capital
0.170%, 02/16/12	2,500	2,499

		20,497

	Par (000)	Value (000)

Sovereign Agency — 2.1%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.190%, 01/20/12	$11,000	$10,997
0.200%, 01/26/12	9,000	8,997

		19,994

Total Commercial Paper (Cost $345,674)		345,674

CORPORATE BONDS — 1.1%
Banks — 1.1%
Nordea Bank Finland (FRN) 0.682%, 02/03/12	3,000	3,001
Wells Fargo 5.250%, 10/23/12	3,500	3,637
Westpac Banking (FRN) (MTN) 0.574%, 01/27/12 144A	4,000	4,000

		10,638

Total Corporate Bonds (Cost $10,638)		10,638

FUNDING AGREEMENT — 1.2%
New York Life Funding Agreement (FRN) 0.265%, 06/15/12 (A)	11,000	11,000

Total Funding Agreement (Cost $11,000)		11,000

MUNICIPAL SECURITIES — 13.1%
Connecticut — 1.1%
Connecticut Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN) 0.070%, 12/07/11	10,000	10,000

Massachusetts — 0.9%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN) 0.050%, 12/07/11	9,000	9,000

Mississippi — 1.8%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN) 0.100%, 12/07/11	6,000	6,000
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN) 0.060%, 12/01/11	11,000	11,000

		17,000

Ohio — 4.0%
Ohio State (GO) Series B (VRDN) 0.100%, 12/07/11	11,300	11,300
Ohio State Common Schools (GO) Series B (VRDN) 0.100%, 12/07/11	4,465	4,465

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group (RB) Series B-4 (VRDN) 0.070%, 12/01/11	$6,300	$6,300
Ohio State University General Receipts (RB) Series B (VRDN) 0.070%, 12/07/11	16,020	16,020

		38,085

Texas — 4.2%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN) 0.060%, 12/01/11	4,100	4,100
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN) 0.050%, 12/01/11	8,100	8,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN) 0.110%, 12/07/11	14,500	14,500
University of Texas System (RB) Series B (VRDN) 0.040%, 12/07/11	13,000	13,000

		39,700

Virginia — 1.1%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN) 0.070%, 12/07/11	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN) 0.070%, 12/07/11	5,700	5,700

		10,800

Total Municipal Securities (Cost $124,585)		124,585

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Bank — 2.6%
Federal Home Loan Bank (FRN)
0.290%, 12/16/11	15,000	15,000
0.180%, 01/24/12	10,000	10,001

		25,001

Total U.S. Government Agency Obligations (Cost $25,001)		25,001

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bill† — 2.1%
0.260%, 12/15/11	20,000	19,998

U.S. Treasury Notes — 3.1%
1.125%, 12/15/11	10,000	10,003
1.000%, 12/31/11	10,000	10,006
1.000%, 03/31/12	9,000	9,021

		29,030
Total U.S. Treasury Obligations (Cost $49,028)		49,028

	Shares (000)	Value (000)
AFFILIATED MONEY MARKET FUND — 3.4%
BlackRock Liquidity Funds TempFund Portfolio††	32,437,000	$32,437

Total Affiliated Money Market Fund (Cost $32,437)		32,437

	Par (000)
REPURCHASE AGREEMENTS — 16.1%

Deutsche Bank Securities, Inc.

0.140% (dated 11/30/11, due 12/01/11,repurchase price $26,000,101, collateralized by Federal National Mortgage Association Bond, 6.000%, due 09/01/39, total value $26,520,001)	$26,000	26,000

Goldman Sachs & Co.

0.130% (dated 11/30/11, due 12/01/11,repurchase price $26,000,094, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.500% to 5.590%, due 12/01/19 to 01/01/37, total value $26,520,001)	26,000	26,000

Merrill Lynch Pierce Fenner and Smith, Inc.

0.130% (dated 11/30/11, due 12/01/11,repurchase price $26,000,094, collateralized by Federal National Mortgage Association Bond, 4.000%, due 12/01/40, total value $26,520,001)	26,000	26,000

RBS Securities, Inc.

0.140% (dated 11/30/11, due 12/01/11,repurchase price $26,000,101, collateralized by Federal National Mortgage Association Bonds, 4.500%, due 06/01/41 to 11/01/41, total value $26,525,092)	26,000	26,000

UBS Securities LLC

0.130% (dated 11/30/11, due 12/01/11,repurchase price $26,000,094, collateralized by U.S. Treasury Bond, 3.130%, due 11/15/41,total value $26,520,068)	26,000	26,000

0.140% (dated 11/30/11, due 12/01/11,repurchase price $23,000,089, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.499% to 8.250%, due 10/01/13 to 11/01/41, total value $23,460,001)	23,000	23,000

Total Repurchase Agreements (Cost $153,000)		153,000

TOTAL INVESTMENTS — 100.4% (Cost $953,134)*		953,134
Other Assets & Liabilities — (0.4)%		(4,034)
TOTAL NET ASSETS — 100.0%		$949,100

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $31,000 (000) and represents 3.3% of net assets as of November 30, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,000 (000) and represents 0.4% of net assets as of November 30, 2011.

Please see Investment Abbreviations and Definitions on Page 20.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2011 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at November 30, 2011 (000)
Affiliated Money Market Fund	$32,437	$ –	$–	$ 32,437
Asset Backed Commerical Paper	–	89,839	–	89,839
Asset Backed Securities	–	1,930	–	1,930
Bank Note	–	20,000	–	20,000
Certificates of Deposit	–	90,002	–	90,002
Commerical Paper	–	345,674	–	345,674
Corporate Bonds	–	10,638	–	10,638
Funding Agreement	–	11,000	–	11,000
Municipal Securities	–	124,585	–	124,585
Repurchase Agreements	–	153,000	–	153,000
U.S. Government Agency Obligations	–	25,001	–	25,001
U.S. Treasury Obligations	–	49,028	–	49,028

Total Assets – Investments in Securities	$32,437	$920,697	$–	$953,134

See Notes to Financial Statements.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 33.1%
U.S. Treasury Bills† — 10.8%
0.025%, 12/01/11	$2,000	$2,000
0.100%, 02/09/12	1,300	1,300
0.235%, 03/08/12	500	500
0.205%, 04/05/12	750	749
0.018%, 04/12/12	2,000	2,000
0.160%, 05/03/12	650	649
0.175%, 05/31/12	400	400
0.095%, 08/23/12	2,300	2,298

		9,896

U.S. Treasury Notes — 22.3%
1.125%, 12/15/11	4,000	4,002
1.125%, 01/15/12	4,000	4,005
1.375%, 02/15/12	2,500	2,507
0.875%, 02/29/12	2,500	2,505
1.375%, 03/15/12	2,000	2,008
1.000%, 03/31/12	1,400	1,404
1.875%, 06/15/12	2,000	2,019
0.625%, 06/30/12	2,000	2,006

		20,456

Total U.S. Treasury Obligations (Cost $30,352)		30,352

	Number of Shares
MONEY MARKET FUND — 5.6%
Federated U.S. Treasury Cash Reserve Money Market Fund	5,084,676	5,085

Total Money Market Fund (Cost $5,085)		5,085

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 61.2%

Deutsche Bank Securities, Inc.

0.080% (dated 11/30/11, due 12/01/11, repurchase price $19,000,042, collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41, total value $19,380,024)	$19,000	$19,000

Merrill Lynch Pierce Fenner and Smith, Inc.

0.080% (dated 11/30/11, due 12/01/11, repurchase price $18,000,040, collateralized by U.S. Treasury Note, 2.3750%, due 02/28/15,total value $18,360,096)	18,000	18,000

UBS Securities LLC

0.080% (dated 11/30/11, due 12/01/11, repurchase price $19,036,042, collateralized by U.S. Treasury Bond, 4.375%, due 05/15/41,total value $19,416,845)	19,036	19,036

Total Repurchase Agreements (Cost $56,036)		56,036

TOTAL INVESTMENTS — 99.9% (Cost $91,473)*		91,473
Other Assets & Liabilities — 0.1%		100
TOTAL NET ASSETS — 100.0%		$91,573

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

   Please see Investment Abbreviations and Definitions on Page 20.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2011 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at November 30, 2011 (000)
Money Market Fund	$5,085	$–	$–	$5,085
Repurchase Agreements	–	56,036	–	56,036
U.S. Treasury Obligations	–	30,352	–	30,352

Total Assets – Investments in Securities	$5,085	$86,388	$–	$91,473

See Notes to Financial Statements.

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

November 30, 2011 (Unaudited)

Cl    — Class

DN   — Discount Note. The rate shown is the effective yield at purchase date.

FRN— Floating Rate Note: the rate shown is the rate in effect on May 31, 2011, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO  — General Obligation

LLC — Limited Liability Company

MTN— Medium Term Note

RB    — Revenue Bond

VRDN— Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2011, and the date shown is the next reset or put date.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

PNC Advantage Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2011 (Unaudited)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
ASSETS
Investments in non-affiliates at value	$51,125	$767,697	$35,437
Investments in affiliates at value	–	32,437	–
Investments in repurchase agreements at value*	58,243	153,000	56,036

Total Investments at value(1)	109,368	953,134	91,473

Cash	–	8,403	–
Receivable for shares of beneficial interest issued	–	710	–
Interest receivable	82	210	84
Receivable from Adviser	1	–	7
Prepaid expenses	17	37	17

Total Assets	109,468	962,494	91,581

LIABILITIES
Payable for shares of beneficial interest redeemed	–	9,492	–
Payable for investment securities purchased	–	3,657	–
Dividends payable
Institutional Class	1	31	2
Advisor Class	–	5	–
Investment advisory fees payable	–	75	–
Administration fees payable	4	24	4
Custodian fees payable	2	15	2
Transfer agent fees payable	1	23	–
Trustees’ fees payable	–	5	–
Other liabilities	–	67	–

Total Liabilities	8	13,394	8

TOTAL NET ASSETS	$109,460	$949,100	$91,573

(1)Investments in non-affiliates at cost	$51,125	$767,697	$35,437
Investments in affiliates at cost	–	32,437	–
Repurchase agreements at cost	58,243	153,000	56,036

Total Investments at cost	$109,368	$953,134	$91,473

*Only repurchase agreements exceeding 10% of total assets are shown separately above on the Statements of Assets and Liabilities. See Schedules of Investments for details of all repurchase agreements.

See Notes to Financial Statements.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$109,460	$949,120	$91,573
Distributions in Excess of Net Investment Income	–	(22)	–
Accumulated Net Realized Gain on Investments	–	2	–

Total Net Assets	$109,460	$949,100	$91,573

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Institutional shares	$108,452,720	$812,901,431	$86,117,757

Institutional shares outstanding	108,456,855	812,870,505	86,121,483

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Advisor shares	$1,007,663	$136,199,029	$2,945,985

Advisor shares outstanding	1,007,664	136,201,628	2,945,988

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Service shares	N/A	N/A	$2,509,250

Service shares outstanding	N/A	N/A	2,509,574

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2011 (Unaudited)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Investment Income:
Interest	$40	$858	$17
Dividends	1	17	–
Income from affiliate	–	4	–
Total Investment Income	41	879	17
Expenses:
Investment advisory fees	63	780	46
Administration fees	21	133	19
Transfer agent fees	2	43	2
Custodian fees	5	23	4
Professional fees	5	55	4
Pricing service fees	1	3	1
Printing and shareholder reports	1	16	1
Registration and filing fees	19	27	18
Trustees’ fees	1	17	1
External vendor reporting	8	25	7
Miscellaneous	1	15	1
Total Expenses	127	1,137	104
Less:
Waiver of investment advisory fees(1)	(63)	(522)	(46)
Expense reimbursements(1)	(30)	–	(45)
Net Expenses	34	615	13
Net Investment Income	7	264	4
Net Realized Gain on Investments Sold	–	2	–
Net Gain on Investments	–	2	–
Net Increase in Net Assets Resulting from Operations	$7	$266	$4

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Institutional Government Money Market Fund		Institutional Money Market Fund
	For the Six Months Ended November 30, 2011	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011	For the Year Ended May 31, 2011
Investment Activities:
Net investment income	$7	$13	$264	$574
Net realized gain on investments sold	–	–	2	–
Net increase in net assets resulting from operations	7	13	266	574
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(7)	(17)	(225)	(542)
Advisor Shares	–	–	(36)	(81)
Total dividends and distributions	(7)	(17)	(261)	(623)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	57,761	61,763	1,958,609	2,786,796
Advisor Shares	28,589	196	366,910	767,157
Reinvestment of dividends:
Institutional Shares	1	10	7	21
Advisor Shares	–	–	3	2
Total proceeds from shares issued and reinvested	86,351	61,969	2,325,529	3,553,976
Value of shares redeemed:
Institutional Shares	(10,924)	(15,159)	(2,078,692)	(2,718,281)
Advisor Shares	(27,761)	(17)	(376,010)	(656,979)
Total value of shares redeemed	(38,685)	(15,176)	(2,454,702)	(3,375,260)
Increase (decrease) in net assets from share transactions	47,666	46,793	(129,173)	178,716
Total increase (decrease) in net assets	47,666	46,789	(129,168)	178,667
Net Assets:
Beginning of period	61,794	15,005	1,078,268	899,601
End of period*	$109,460	$61,794	$949,100	$1,078,268

*Including distributions in excess of net investment income	$–	$–	$(22)	$(25)

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Institutional Treasury Money Market Fund
	For the Six Months Ended November 30, 2011	For the Year Ended May 31, 2011
Investment Activities:
Net investment income	$4	$3
Net increase in net assets resulting from operations	4	3
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(4)	(6)
Advisor Shares	–	–
Service Shares	–	(1)
Total dividends	(4)	(7)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	168,998	279,837
Advisor Shares	3,666	4,021
Service Shares	11,746	25,748
Reinvestment of dividends:
Institutional Shares	1	5
Total proceeds from shares issued and reinvested	184,411	309,611
Value of shares redeemed:
Institutional Shares	(119,279)	(258,530)
Advisor Shares	(3,267)	(1,474)
Service Shares	(13,429)	(21,556)
Total value of shares redeemed	(135,975)	(281,560)
Increase in net assets from share transactions	48,436	28,051
Total increase in net assets	48,436	28,047
Net Assets:
Beginning of period	43,137	15,090
End of period*	$91,573	$43,137

*Including undistributed (distributions in excess of) net investment income	$–	$–

See Notes to Financial Statements.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (Unaudited)

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Funds, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2011 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – Pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (Unaudited)

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the six months ended November 30, 2011.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2011 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets of the Funds. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with the PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six months ended November 30, 2011.

	Annual Rate	Fee Waiver	Expense Reimbursement
Institutional Government Money Market Fund*	0.15%	0.15%	0.07%
Institutional Money Market Fund*	0.15%	0.10%	0.00%
Institutional Treasury Money Market Fund*	0.15%	0.15%	0.14%
*

The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for the period June 1, 2011 to July 31, 2011, at least 0.02% for the period August 1, 2011 to August 31, 2011 and at least 0.01% for the period September 1, 2011 to November 30, 2011 for the Institutional Government Money Market Fund; and at least 0.05% and 0.01% for the Institutional Money Market Fund and Institutional Treasury Money Market Fund, respectively, for the period June 1, 2011 to November 30, 2011. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

The Funds suspended payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

Each Trustee receives an annual consolidated fee of $45,000 plus $3,000 for each combined Board meeting attended in person, and such amount, up to a maximum of $2,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or the PNC Funds, another registered investment company managed by the Adviser, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Funds based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trusts’ Deferred Compensation Plans (the “Plans”), unfunded, nonqualified deferred compensation plans. The Plans allow each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets; and 0.0100% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.0100% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses. One of the officers of BNY Mellon is Assistant Treasurer of the Trust and PNC Funds. Another officer of BNY Mellon is Assistant Secretary of the Trust and PNC Funds.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (Unaudited)

Custodian Fees

Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. Bank of New York Mellon also serves as Custodian for the PNC Funds. The Custodian fees for the Trust and PNC Funds are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds and 0.001% of the combined average daily gross assets in excess of $10 billion. The Custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. Bank of New York Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2011, BNY Mellon received $31,832 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Affiliated Fund

PNC Group, the indirect parent company of the Adviser, owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The net purchases and sales of BlackRock Funds for the six months ended November 30, 2011 were $2,437,000.

Details of affiliated holdings at November 30, 2011 are included in the respective Fund’s Schedule of Investments.

Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4. Federal Income Taxes

Each of the Funds intends to continue to qualify for tax treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current six months ended November 30, 2011 and for all Institutional Money Market Fund’s open tax years (years ended May 31, 2009 through May 31, 2011) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, distribution payables, deferred organizational costs and use of equalization. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2011:

	Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in-Capital (000)
Institutional Government Money Market Fund	$2	$–	$(2)
Institutional Money Market Fund	–*	–*	–
Institutional Treasury Money Market Fund	2	–*	(2)
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains.

At May 31, 2011, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration date:

Expiring May 31,
Fund	2019 (000)	Total
Institutional Government Money Market Fund	$–*	$–*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

5. Market and Credit Risk

Each of the Funds may invest up to 5% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

6. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncement

In May 2011, the FASB issued amendments to the Accounting Standards Update for Fair Value Measurement (the “ASU”). The ASU requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. The ASU expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (Unaudited)

value measurement. The amendments are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact to the Funds’ financial statements.

8. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

At a meeting held on June 1, 2011, the Trustees of PNC Advantage Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), met in person and voted to approve the extension of the Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”) to September 30, 2011. The extension of the Advisory Agreement was to ensure that the Trustees had time to request and evaluate additional information from the Adviser relating to the services provided to the Trust.

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel concerning the Trustees’ fiduciary responsibilities under state and federal law when reviewing advisory agreements. The Trustees, along with Independent Counsel, then reviewed information provided by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. The information, which concerned the Adviser’s activities as investment adviser for the Trust and related to the Trustees’ consideration of the extension of the Advisory Agreement, addressed, among other matters, the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Adviser, including the performance of its other similarly managed accounts and industry peers; the profitability of the Adviser; the Adviser’s operations with respect to its oversight of sub-advisers; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc. and the other accounts similarly managed by the Adviser, including a discussion of the services provided to these accounts; the compliance program of the Adviser; and risk management and monitoring measures. A detailed discussion ensued, and it was noted by Independent Counsel that the Trustees must approve the extension of the agreement with the Adviser on a fund by fund basis. Based on this review, the Trustees requested additional information from the Adviser relating to profitability and approved the extension of the Advisory Agreement between the Trust and Adviser until September 30, 2011.

At a meeting held on September 8, 2011, the Trustees of the Trust, including the Independent Trustees, met in person and voted to approve the renewal of the Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2011.

The Trustees met with Independent Counsel who reminded the Trustees that at their previous meeting they had reviewed comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. The Trustees, along with Independent Counsel, then reviewed the supplemental information provided by the Adviser regarding profitability data of comparable fund management companies. The Adviser explained that the comparative material was collected from publicly available data and reflected the comparison of the Adviser’s entire business compared to that of its competitors, and was not a comparison of fund level activity only for the Adviser or the competitors. A discussion ensued in which the Adviser responded to Trustees’ questions about the comparability of the companies included in the comparison. Independent Counsel noted that the Trustees’ review of profitability data was but one factor in the Board’s overall review of information in connection with its consideration of the annual renewal of the Advisory Agreement; the Trustees should consider the materials pertaining to the other factors that they must consider for annual renewal of the agreement that they discussed at their last meeting, as well as information that they receive throughout the year. With respect to the annual renewal, Independent Counsel informed the Trustees that their approval of the agreement must be determined on a fund by fund basis.

In reaching their decision to renew the Advisory Agreement, the Trustees considered whether the agreement continues to be in the best interests of the funds and their shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement to the Trust. In the course of their review, the Trustees with the assistance of Independent Counsel considered their legal responsibilities and reviewed materials received from the Adviser.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser. With respect to the advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Trust and the funds’ shareholders. The Board approved the renewal of the Advisory Agreement.

PNC Advantage Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting and Quarterly Schedules of Investments

A description of the policies and procedures that PNC Advantage Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how PNC Advantage Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Funds’ website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

PNC Capital Advisors, LLC

Two Hopkins Plaza, 4th Floor

Baltimore, MD 21201

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, PA 19406

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

500 College Road East, 3rd Floor

Princeton, NJ 08540

Custodian

Bank of New York Mellon

One Wall Street

New York, NY 10286

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

PNC ADVANTAGE FUNDS

ADV-SA-001-1211

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	PNC Advantage Funds
By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)
Date	January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)
Date	January 23, 2012
By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)
Date	January 23, 2012

*	Print the name and title of each signing officer under his or her signature.